UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-07584

                Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:      301-296-5100

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 93.8%
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	$18,463,886	$18,463,886
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	852,447	852,447
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	359,703	359,703
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	113,331	113,331
Total Repurchase Agreements
(Cost $19,789,367)		19,789,367
Total Investments - 93.8%
(Cost $19,789,367)		$19,789,367
Other Assets & Liabilities, net - 6.2%		1,303,261
Total Net Assets - 100.0%		$21,092,628

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2014 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $18,485,100)	114	$117,212
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $139,500)	4	23,899
May 2014 Corn Futures Contracts (Aggregate Value of Contracts $150,525)	6	15,517
May 2014 Soybean Futures Contracts (Aggregate Value of Contracts $146,200)	2	14,368
May 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $38,200)	1	6,328
May 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $59,707)	3	6,178
June 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $101,820)	2	2,939
May 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $46,525)	1	2,432
June 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $968,670)	9	2,055
May 2014 LME Copper Futures Contracts (Aggregate Value of Contracts $166,359)	1	1,410
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $110,020)	2	1,075
May 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $88,405)	2	487
May 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $246,204)	2	(1,182)
May 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $359,600)	4	(2,007)
May 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $245,020)	2	(2,782)
May 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $131,490)	3	(4,699)
June 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $128,350)	1	(6,421)
(Total Aggregate Value of Contracts $21,611,695)		$176,809

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS†,4 - 10.7%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	393,600	$10,639,008
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	262,400	7,163,520
Guggenheim Enhanced Short Duration ETF	108,400	5,448,195
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	165,200	4,546,304
Total Exchange Traded Funds
(Cost $27,452,998)		27,797,027
MUTUAL FUNDS†,5 - 35.1%
Guggenheim Strategy Fund II	2,560,992	63,973,589
Guggenheim Strategy Fund III	1,000,000	24,980,000
Guggenheim Strategy Fund I	80,000	1,999,200
Total Mutual Funds
(Cost $91,000,000)		90,952,789

	Face Amount
ASSET BACKED SECURITIES†† - 22.4%
KKR Financial CLO 2007-A Corp.
2007-AA, 0.99% due 10/15/17[1,2]	$15,553,384	15,477,172
Emporia Preferred Funding II Ltd.
2006-2A, 0.52% due 10/18/18[1,2]	3,532,631	3,525,919
2006-2X, 0.53% due 10/18/18[1]	1,487,424	1,483,110
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	4,737,741	4,644,881
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	4,624,975	4,544,500
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	3,425,764	3,228,440
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	2,785,603	2,745,490
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	2,911,384	2,744,259
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	2,700,000	2,700,000
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	2,500,000	2,487,750
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	2,072,405	2,068,261
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	2,000,000	1,993,400
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	2,000,000	1,809,866
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	1,753,600	1,679,824
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	1,500,000	1,503,065
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	1,500,000	1,466,100
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	1,178,477	1,174,942
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	1,000,000	978,200
Acis CLO 2013-1 Ltd.
2013-1A, 1.24% due 04/18/24[1,2]	800,000	799,920
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	500,000	495,100
Gleneagles CLO Ltd.
2005-1A, 0.51% due 11/01/17[1,2]	403,309	400,285
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	99,875	98,177
Total Asset Backed Securities
(Cost $57,723,365)		58,048,661
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6%
Credit Suisse Mortgage Capital Certificates
2007-TF2A,0.34% due 04/15/22[1,2]	8,861,289	8,785,108
2006-TF2A,0.36% due 10/15/21[1,2]	3,000,000	2,972,430
Morgan Stanley Reremic Trust
2012-IO,1.00% due 03/27/51†††,2	6,042,806	5,993,859
COMM 2007-FL14 Mortgage Trust
0.34% due 06/15/22[1,2]	2,961,898	2,936,130
0.91% due 06/15/22[1,2]	2,512,975	2,480,225
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,2]	2,950,000	2,953,974
Hilton USA Trust
2013-HLF,2.91% due 11/05/30[1,2]	2,750,000	2,755,181
Banc of America Large Loan Trust
2007-BMB1,1.26% due 08/15/29[1,2]	1,937,000	1,925,537
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.24% due 06/15/20[1,2]	1,855,058	1,838,281

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,2]	$1,515,550	$1,557,610
COMM 2006-FL12 Mortgage Trust
0.29% due 12/15/20[1,2]	1,324,507	1,318,391
GCCFC Commercial Mortgage Trust
2006-FL4A,0.38% due 11/05/21[1,2]	1,061,839	1,057,989
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.01% due 12/15/28†††,1,2	1,000,000	1,003,000
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,2]	362,974	335,715
Total Collateralized Mortgage Obligations
(Cost $37,653,829)		37,913,430
CORPORATE BONDS†† - 3.7%
Financials - 1.3%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	2,010,000	2,030,100
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	750,000	754,808
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	470,000	472,350
Total Financials		3,257,258
Telecommunication Services - 0.8%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	2,000,000	2,035,000
Industrials - 0.6%
International Lease Finance Corp.
2.18% due 06/15/16[1]	1,430,000	1,440,725
Consumer Discretionary - 0.5%
Ford Motor Credit Company LLC
8.00% due 06/01/14	1,384,000	1,400,871
Materials - 0.5%
Anglo American Capital plc
9.38% due 04/08/14[2]	1,387,000	1,388,731
Total Corporate Bonds
(Cost $9,469,329)		9,522,585
SENIOR FLOATING RATE INTERESTS†† - 0.5%
Consumer Discretionary - 0.5%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	802,721	807,055
Sears Holdings Corp.
5.50% due 06/30/18	498,750	500,870
Total Consumer Discretionary		1,307,925
Total Senior Floating Rate Interests
(Cost $1,296,985)		1,307,925
MUNICIPAL BONDS†† - 0.3%
Michigan - 0.3%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	675,000	682,351
Total Municipal Bonds
(Cost $675,000)		682,351
REPURCHASE AGREEMENTS††,2 - 1.1%
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	1,501,334	1,501,334
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	633,511	633,511
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	428,401	428,401
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	199,599	199,599
Total Repurchase Agreements
(Cost $2,762,845)		2,762,845
Total Investments - 88.4%
(Cost $228,034,351)		$228,987,613
Other Assets & Liabilities, net - 11.6%		30,080,957
Total Net Assets - 100.0%		$259,068,570

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2014 Soybean Futures Contracts (Aggregate Value of Contracts $28,728,300)	393	$1,955,460
May 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $4,716,619)	71	601,657
June 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $28,000,500)	550	470,402
May 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $5,888,740)	58	152,988
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $22,114,020)	402	136,235
May 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $11,202,282)	91	53,772

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $4,652,500)	100	$25,125
June 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $3,336,530)	31	8,859
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $906,750)	26	(11,837)
June 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $11,808,200)	92	(708,554)
(Total Aggregate Value of Contracts $121,354,441)		$2,684,107
EQUITY FUTURES CONTRACTS PURCHASED†
April 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $23,611,049)	212	$721,961
April 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $18,548,244)	594	488,595
April 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $17,465,966)	123	467,559
April 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $15,326,045)	253	290,083
June 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $13,208,652)	40	263,284
April 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $12,711,759)	89	233,186
June 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $22,644,930)	181	179,331
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $28,570,880)	208	144,552
June 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $8,322,240)	58	88,732
June 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $9,744,315)	119	66,598
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,735,040)	32	(38,907)
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $24,024,525)	335	(620,283)
(Total Aggregate Value of Contracts $197,913,645)		$2,284,691
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $69,985,534)	354	$360,078
June 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $136,688,199)	791	150,451
June 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $24,318,480)	133	136,774
June 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $16,245,063)	122	70,982
June 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $8,521,813)	59	(9,366)
June 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $71,048,853)	467	(20,988)
(Total Aggregate Value of Contracts $326,807,942)		$687,931
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 British Pound Futures Contracts (Aggregate Value of Contracts $48,632,213)	467	$129,457
June 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $12,167,925)	86	(92,451)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED† (continued)
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $73,179,688)	425	$(490,769)
(Total Aggregate Value of Contracts $133,979,826)		$(453,763)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $14,079,000)	114	$27,485
June 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $24,269,625)	204	(11,240)
June 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $21,164,882)	180	(16,420)
June 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $80,914,276)	805	(33,881)
June 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $59,847,132)	559	(291,099)
(Total Aggregate Value of Contracts $200,274,915)		$(325,155)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $61,059,600)	504	$283,495
June 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $48,942,600)	542	(232,449)
June 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $19,370,400)	210	(594,256)
(Total Aggregate Value of Contracts $129,372,600)		$(543,210)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $279,675)	3	$(80)
June 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $23,403,184)	214	(131,601)
June 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $8,734,196)	75	(190,650)
April 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $22,785,638)	349	(1,060,209)
(Total Aggregate Value of Contracts $55,202,693)		$(1,382,540)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2014 Silver Futures Contracts (Aggregate Value of Contracts $8,210,775)	83	$195,266
May 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,900,392)	40	46,108
May 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $482,130)	11	2,796
May 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $296,250)	6	354
May 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $1,286,781)	25	(13,959)
May 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $1,716,228)	18	(27,063)
May 2014 Copper Futures Contracts (Aggregate Value of Contracts $10,071,425)	133	(44,169)
May 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $15,732,500)	175	(52,242)
May 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $1,910,000)	50	(140,433)
May 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $17,327,380)	392	(190,022)
May 2014 Corn Futures Contracts (Aggregate Value of Contracts $6,974,325)	278	(427,536)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $12,538,512)	630	$(865,305)
(Total Aggregate Value of Contracts $81,446,698)		$(1,516,205)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $92,950,606 (cost $92,454,580), or 35.9% of total net assets.
[3]	Repurchase Agreements — See Note 3.
[4]	Investment in a product that pays a management fee to a party related to the advisor.
[5]	Investment in a product that is related to the advisor.

plc — Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 48.3%
Financials - 9.5%
Hudson City Bancorp, Inc.[1]	165,788	$1,629,687
Sterling Financial Corp.[1]	47,445	1,581,341
KKR Financial Holdings LLC[1]	91,674	1,060,669
BRE Properties, Inc.[1]	9,396	589,882
Host Hotels & Resorts, Inc.[1]	14,717	297,872
Hanover Insurance Group, Inc.[1]	4,825	296,449
Regions Financial Corp.[1]	25,988	288,727
Everest Re Group Ltd.[1]	1,861	284,826
Travelers Companies, Inc.[1]	3,239	275,639
XL Group plc — Class A1	8,720	272,500
Berkshire Hathaway, Inc. — Class B*,1	2,172	271,435
Old Republic International Corp.[1]	16,406	269,058
Aspen Insurance Holdings Ltd.[1]	6,755	268,174
MFA Financial, Inc.[1]	33,501	259,633
Synovus Financial Corp.[1]	75,240	255,064
First Niagara Financial Group, Inc.[1]	26,780	253,071
Allstate Corp.[1]	4,459	252,290
Morgan Stanley[1]	8,031	250,327
Cincinnati Financial Corp.[1]	4,894	238,142
Wells Fargo & Co.[1]	4,515	224,576
Protective Life Corp.[1]	3,929	206,627
Ameriprise Financial, Inc.[1]	1,792	197,245
Corrections Corporation of America[1]	6,169	193,213
American Capital Agency Corp.[1]	8,065	173,317
PartnerRe Ltd.[1]	1,655	171,293
Bank of America Corp.[1]	9,375	161,250
Popular, Inc.*,1	5,135	159,134
Leucadia National Corp.[1]	4,756	133,168
Omega Healthcare Investors, Inc.[1]	3,722	124,762
Tower Group International Ltd.	44,112	119,102
Affiliated Managers Group, Inc.*,1	552	110,428
SunTrust Banks, Inc.[1]	2,482	98,759
KeyCorp[1]	6,686	95,209
SLM Corp.[1]	3,791	92,804
Citigroup, Inc.[1]	1,723	82,015
Extra Space Storage, Inc.[1]	1,620	78,586
Annaly Capital Management, Inc.[1]	7,134	78,260
WP Carey, Inc.[1]	1,034	62,112
LPL Financial Holdings, Inc.[1]	379	19,913
Raymond James Financial, Inc.[1]	344	19,240
Fifth Third Bancorp[1]	758	17,396
Ocwen Financial Corp.*,1	283	11,088
Unum Group[1]	69	2,436
CIT Group, Inc.[1]	35	1,716
Total Financials		11,528,435
Information Technology - 8.4%
LSI Corp.[1]	106,236	1,176,032
RF Micro Devices, Inc.*,1	131,868	1,039,119
Tokyo Electron Ltd. ADR[2]	53,832	841,932
Xyratex Ltd.[1]	61,955	820,283
RDA Microelectronics, Inc. ADR[1]	29,225	524,004
Giant Interactive Group, Inc. ADR	39,519	457,234
Activision Blizzard, Inc.[1]	15,821	323,381
Texas Instruments, Inc.[1]	6,307	297,375
DST Systems, Inc.[1]	3,033	287,497
Cadence Design Systems, Inc.*,1	17,819	276,908
AVX Corp.[1]	20,921	275,739
Cisco Systems, Inc.[1]	11,305	253,344
ATMI, Inc.*	7,399	251,640
Hewlett-Packard Co.[1]	7,410	239,787
SanDisk Corp.[1]	2,861	232,285
Computer Sciences Corp.[1]	3,619	220,108
QUALCOMM, Inc.[1]	2,482	195,731
CA, Inc.[1]	6,273	194,275
Brocade Communications Systems, Inc.*,1	17,405	184,667
Ebix, Inc.[2]	10,048	171,519
Accelrys, Inc.*,1	13,607	169,543
Fidelity National Information Services, Inc.[1]	2,757	147,362
Leidos Holdings, Inc.[1]	3,756	132,850
Maxim Integrated Products, Inc.[1]	3,998	132,414
Microsoft Corp.[1]	3,205	131,373
CoreLogic, Inc.*,1	4,308	129,412
Supertex, Inc.*	3,900	128,622
Intel Corp.[1]	4,860	125,437
NeuStar, Inc. — Class A*,1	3,791	123,245
Xerox Corp.[1]	10,271	116,062
IAC/InterActiveCorp[1]	1,586	113,225
NVIDIA Corp.[1]	5,721	102,463
Ingram Micro, Inc. — Class A*,1	3,412	100,859
Skyworks Solutions, Inc.*,1	1,448	54,329
Knowles Corp.*,1	1,482	46,787
Micron Technology, Inc.*,1	1,033	24,441
FLIR Systems, Inc.[1]	413	14,868
KLA-Tencor Corp.[1]	207	14,312
Western Digital Corp.[1]	104	9,549
Broadridge Financial Solutions, Inc.[1]	241	8,951
Lam Research Corp.*,1	104	5,720
Harris Corp.[1]	35	2,561
First Solar, Inc.*,1	35	2,443
Total Information Technology		10,099,688
Health Care - 7.2%
Forest Laboratories, Inc.*,1	24,079	2,221,769
Emeritus Corp.*,1	39,331	1,236,567
Hi-Tech Pharmacal Company, Inc.*,1	21,961	951,570
Nordion, Inc.*	65,277	751,992
Chindex International, Inc.*,1	20,074	383,012
MEDNAX, Inc.*,1	4,929	305,499
Cooper Companies, Inc.[1]	2,034	279,390
Express Scripts Holding Co.*,1	3,619	271,751
DENTSPLY International, Inc.[1]	5,790	266,572
Pfizer, Inc.[1]	7,824	251,307
Medtronic, Inc.[1]	4,067	250,284
Omnicare, Inc.[1]	3,929	234,443

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 48.3% (continued)
Health Care - 7.2% (continued)
United Therapeutics Corp.*,1	2,378	$223,604
Amgen, Inc.[1]	1,574	194,137
McKesson Corp.[1]	1,034	182,574
Regeneron Pharmaceuticals, Inc.*,1	448	134,525
Johnson & Johnson[1]	1,275	125,243
Jazz Pharmaceuticals plc*,1	827	114,688
Covance, Inc.*,1	1,069	111,069
Biogen Idec, Inc.*,1	310	94,820
Universal Health Services, Inc. — Class B1	690	56,628
UnitedHealth Group, Inc.[1]	586	48,046
DaVita HealthCare Partners, Inc.*,1	655	45,097
Humana, Inc.[1]	276	31,111
Total Health Care		8,765,698
Consumer Discretionary - 5.3%
Jos. A. Bank Clothiers, Inc.*	24,668	1,586,153
Time Warner Cable, Inc.[1]	9,213	1,263,839
Liberty Interactive Corp. — Class A*,1	9,719	280,588
Lowe's Companies, Inc.[1]	5,721	279,757
Time Warner, Inc.[1]	4,274	279,220
Whirlpool Corp.[1]	1,861	278,145
Wyndham Worldwide Corp.[1]	3,791	277,616
Thomson Reuters Corp.	7,307	249,900
Macy's, Inc.[1]	3,964	235,025
Lear Corp.[1]	2,757	230,815
Staples, Inc.[1]	20,129	228,263
H&R Block, Inc.[1]	7,238	218,515
Six Flags Entertainment Corp.[1]	4,929	197,899
Hanesbrands, Inc.[1]	2,516	192,423
Leggett & Platt, Inc.[1]	3,791	123,738
PulteGroup, Inc.[1]	6,204	119,055
Scripps Networks Interactive, Inc. — Class A1	1,240	94,128
Fossil Group, Inc.*,1	655	76,380
Dillard's, Inc. — Class A1	724	66,898
Tiffany & Co.[1]	724	62,373
Visteon Corp.*,1	483	42,717
GameStop Corp. — Class A1	759	31,195
The Gap, Inc.[1]	517	20,711
Viacom, Inc. — Class B1	104	8,839
Wendy's Co.[1]	247	2,253
Total Consumer Discretionary		6,446,445
Consumer Staples - 4.7%
Beam, Inc.[1]	34,967	2,912,751
Tyson Foods, Inc. — Class A1	7,789	342,795
Kroger Co.[1]	7,307	318,951
CVS Caremark Corp.[1]	3,964	296,745
Archer-Daniels-Midland Co.[1]	6,824	296,094
Molson Coors Brewing Co. — Class B1	4,721	277,878
General Mills, Inc.[1]	4,170	216,089
Hormel Foods Corp.[1]	4,170	205,456
Energizer Holdings, Inc.[1]	1,999	201,379
Flowers Foods, Inc.[1]	6,531	140,090
Keurig Green Mountain, Inc.[1]	1,207	127,447
JM Smucker Co.[1]	1,103	107,256
Altria Group, Inc.[1]	2,688	100,612
Herbalife Ltd.[2]	1,620	92,777
Nu Skin Enterprises, Inc. — Class A1	517	42,833
Constellation Brands, Inc. — Class A*,1	275	23,367
Total Consumer Staples		5,702,520
Utilities - 3.9%
UNS Energy Corp.[1]	27,714	1,663,671
Alliant Energy Corp.[1]	5,273	299,559
CMS Energy Corp.[1]	9,996	292,683
Westar Energy, Inc.[1]	8,237	289,613
Great Plains Energy, Inc.[1]	10,236	276,781
Atmos Energy Corp.[1]	5,687	268,029
DTE Energy Co.[1]	3,481	258,603
Pinnacle West Capital Corp.[1]	4,446	243,018
Northeast Utilities[1]	4,929	224,270
NiSource, Inc.[1]	5,550	197,192
NRG Energy, Inc.[1]	6,134	195,061
Duke Energy Corp.[1]	2,172	154,690
AES Corp.[1]	8,421	120,252
UGI Corp.[1]	1,999	91,174
AGL Resources, Inc.[1]	1,689	82,693
Total Utilities		4,657,289
Energy - 3.4%
EPL Oil & Gas, Inc.*,2	43,356	1,673,542
Murphy Oil Corp.[1]	4,412	277,338
Hess Corp.[1]	3,343	277,067
Chevron Corp.[1]	2,205	262,197
Helmerich & Payne, Inc.[1]	2,103	226,199
Superior Energy Services, Inc.[1]	6,997	215,229
ConocoPhillips[1]	2,895	203,663
Rowan Companies plc — Class A*,1	4,550	153,244
Denbury Resources, Inc.[1]	8,823	144,697
Marathon Petroleum Corp.[1]	1,482	128,993
Continental Resources, Inc.*,1	861	106,996
Chesapeake Energy Corp.[1]	3,998	102,429
SM Energy Co.[1]	1,344	95,814
Phillips 66[1]	896	69,046
Valero Energy Corp.[1]	1,240	65,844
Noble Energy, Inc.[1]	621	44,116
Golar LNG Ltd.[1]	379	15,801
Anadarko Petroleum Corp.[1]	104	8,815
Regency Energy Partners, LP	1	10
Total Energy		4,071,040
Industrials - 3.3%
Trinity Industries, Inc.[1]	4,652	335,270
Southwest Airlines Co.[1]	12,924	305,135
Crane Co.[1]	4,170	296,697
Oshkosh Corp.[1]	4,963	292,172
Union Pacific Corp.[1]	1,539	288,809
Dover Corp.[1]	2,964	242,307
URS Corp.[1]	5,032	236,805
Alliant Techsystems, Inc.[1]	1,620	230,283
FedEx Corp.[1]	1,689	223,894
Air Lease Corp. — Class A1	5,687	212,068
Exelis, Inc.[1]	10,961	208,369
AECOM Technology Corp.*,1	5,687	182,951

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS† - 48.3% (continued)
Industrials - 3.3% (continued)
Northrop Grumman Corp.[1]	1,378	$170,018
Ryder System, Inc.[1]	1,792	143,216
AGCO Corp.[1]	2,378	131,170
Pitney Bowes, Inc.[1]	4,067	105,701
GATX Corp.[1]	1,172	79,555
Alaska Air Group, Inc.[1]	758	70,729
Waste Connections, Inc.[1]	1,275	55,922
Kirby Corp.*,1	413	41,816
Manpowergroup, Inc.[1]	517	40,755
United Rentals, Inc.*,1	379	35,982
Ingersoll-Rand plc[1]	241	13,795
Boeing Co.[1]	104	13,051
Dun & Bradstreet Corp.[1]	104	10,332
ITT Corp.[1]	104	4,447
Fluor Corp.[1]	35	2,721
Babcock & Wilcox Co.[1]	69	2,291
Total Industrials		3,976,261
Materials - 2.5%
Texas Industries, Inc.*,1	5,471	490,311
Yongye International, Inc.*,1,2	71,120	484,327
LyondellBasell Industries N.V. — Class A1	3,516	312,713
Westlake Chemical Corp.[1]	4,548	300,987
Dow Chemical Co.[1]	5,963	289,743
Rock-Tenn Co. — Class A1	2,585	272,899
Reliance Steel & Aluminum Co.[1]	3,791	267,872
Steel Dynamics, Inc.[1]	12,993	231,145
Avery Dennison Corp.[1]	4,343	220,060
Ashland, Inc.[1]	861	85,652
Cabot Corp.[1]	724	42,759
International Flavors & Fragrances, Inc.[1]	241	23,056
Packaging Corporation of America[1]	241	16,959
Scotts Miracle-Gro Co. — Class A1	138	8,457
Ecolab, Inc.[1]	35	3,780
Total Materials		3,050,720
Telecommunication Services - 0.1%
Verizon Communications, Inc.[1]	2,205	104,892
Total Common Stocks
(Cost $51,851,867)		58,402,988
CLOSED-END FUNDS† - 13.6%
Nuveen Dividend Advantage Municipal Income Fund[1]	52,082	694,254
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,7]	57,034	663,304
Adams Express Co.[1]	51,091	663,161
AllianzGI Equity & Convertible Income Fund[1]	30,810	599,256
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	34,279	582,743
Nuveen Maryland Premium Income Municipal Fund[1]	30,324	375,715
BlackRock Enhanced Equity Dividend Trust[1]	46,027	365,454
BlackRock Income Opportunity Trust, Inc.[1]	34,628	357,707
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,7]	30,622	357,665
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	30,318	300,148
Tri-Continental Corp.[1]	14,264	286,421
Zweig Total Return Fund, Inc.[1]	20,113	282,789
GDL Fund[1]	25,434	280,791
BlackRock Credit Allocation Income Trust[1]	19,491	263,518
Swiss Helvetia Fund, Inc.[1]	18,231	262,162
Advent Claymore Convertible Securities and Income Fund II1,7	32,256	243,855
Gabelli Healthcare & WellnessRx Trust[1]	23,330	241,232
Eaton Vance Enhanced Equity Income Fund II1	17,336	229,009
John Hancock Hedged Equity & Income Fund[1]	10,388	181,894
Madison Covered Call & Equity Strategy Fund[1,7]	20,574	170,147
General American Investors Company, Inc.[1]	4,707	165,828
Western Asset Worldwide Income Fund, Inc.[1]	13,374	164,901
First Trust Enhanced Equity Income Fund[1]	12,328	164,456
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	13,094	163,020
Clough Global Allocation Fund[1]	10,714	162,639
Putnam High Income Securities Fund[1]	15,670	131,158
Morgan Stanley Income Securities, Inc.[1]	7,232	126,849
MFS InterMarket Income Trust I1	15,167	126,189
New Ireland Fund, Inc.[1]	7,889	113,365
Central Europe Russia and Turkey Fund, Inc.[1]	4,021	105,591
Lazard Global Total Return and Income Fund, Inc.[1]	5,412	94,223
China Fund, Inc.[1]	4,634	92,263
Korea Equity Fund, Inc.[1]	11,053	90,966
India Fund, Inc.[1]	3,784	87,183
Morgan Stanley India Investment Fund, Inc.*,1	4,447	86,805
ING Risk Managed Natural Resources Fund[1]	7,972	84,183
Templeton Dragon Fund, Inc.[1]	3,427	83,996
First Trust Aberdeen Global Opportunity Income Fund[1]	5,968	83,254
ING Global Equity Dividend & Premium Opportunity Fund[1]	9,041	83,177
John Hancock Premium Dividend Fund[1]	6,419	83,126
Western Asset Emerging Markets Income Fund, Inc.[1]	6,714	82,851

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.6% (continued)
Duff & Phelps Global Utility Income Fund, Inc.[1]	4,186	$82,841
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	3,879	82,817
Petroleum & Resources Corp.[1]	2,961	82,671
BlackRock Core Bond Trust[1]	6,148	82,629
First Trust Intermediate Duration Preferred & Income Fund[1]	3,726	82,494
Western Asset Emerging Markets Debt Fund, Inc.[1]	4,737	82,424
BlackRock Utility and Infrastructure Trust[1]	4,340	82,286
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	17,418	82,213
Cohen & Steers Quality Income Realty Fund, Inc.[1]	7,805	82,187
Nuveen Build American Bond Term Fund[1]	4,182	82,051
BlackRock Resources & Commodities Strategy Trust[1]	7,122	81,903
Ellsworth Fund Ltd.[1]	9,522	81,889
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	10,387	81,746
Cohen & Steers Infrastructure Fund, Inc.[1]	3,701	81,718
ING Infrastructure Industrials and Materials Fund[1]	4,648	81,712
Morgan Stanley Asia-Pacific Fund, Inc.[1]	4,837	81,649
Delaware Investments National Municipal Income Fund[1]	6,609	81,621
BlackRock Energy and Resources Trust[1]	3,379	81,603
AllianceBernstein Income Fund, Inc.[1]	11,107	81,525
Tortoise Energy Independence Fund, Inc.[1]	3,293	81,469
Zweig Fund, Inc.[1]	5,358	81,388
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	6,162	81,338
MFS Charter Income Trust[1]	8,898	81,239
BlackRock Real Asset Equity Trust[1]	9,126	81,221
MFS Multimarket Income Trust[1]	12,433	81,187
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,128	81,156
Nuveen Equity Premium Income Fund[1]	6,418	81,124
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	4,458	81,091
BlackRock Multi-Sector Income Trust[1]	4,562	80,976
Nuveen Global Equity Income Fund[1]	6,180	80,958
Alpine Total Dynamic Dividend Fund[1]	9,634	80,829
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	3,394	80,777
Calamos Strategic Total Return Fund[1]	7,264	80,776
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	3,437	80,770
CBRE Clarion Global Real Estate Income Fund[1]	9,672	80,761
Japan Smaller Capitalization Fund, Inc.[1]	9,192	80,614
Gabelli Dividend & Income Trust[1]	3,669	80,608
First Trust High Income Long/Short Fund[1]	4,545	80,583
Ivy High Income Opportunities Fund[1]	4,408	80,578
Franklin Templeton Limited Duration Income Trust[1]	6,163	80,427
Korea Fund, Inc.*,1	2,004	80,380
Calamos Global Dynamic Income Fund[1]	8,930	80,281
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	7,189	80,157
Wells Fargo Advantage Multi-Sector Income Fund[1]	5,526	80,127
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	6,234	80,107
LMP Capital and Income Fund, Inc.[1]	4,974	80,081
Eaton Vance Enhanced Equity Income Fund[1]	6,127	80,080
Liberty All Star Equity Fund[1]	13,574	79,951
BlackRock Enhanced Capital and Income Fund, Inc.	5,668	79,239
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	7,008	79,190
Royce Value Trust, Inc.[1]	5,026	79,059
Bancroft Fund Ltd.[1]	4,042	79,021
Clough Global Opportunities Fund[1]	6,204	78,977
BlackRock Global Opportunities Equity Trust[1]	5,398	78,973
BlackRock International Growth and Income Trust[1]	9,738	78,488
Royce Micro-Capital Trust, Inc.[1]	6,281	76,879
Asia Tigers Fund, Inc.[1]	4,671	53,249
Cutwater Select Income Fund[1]	2,733	53,075
Global High Income Fund, Inc.[1]	5,324	52,548
Central Securities Corp.[1]	2,335	52,234
Strategic Global Income Fund, Inc.[1]	5,643	51,972
Delaware Enhanced Global Dividend & Income Fund[1]	4,214	51,832
Nuveen Build America Bond Opportunity Fund[1]	2,522	51,701
DWS Global High Income Fund, Inc.[1]	6,315	51,657

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.6% (continued)
Cushing Renaissance Fund[1]	1,996	$51,577
Virtus Global Multi-Sector Income Fund[1]	3,049	51,528
Alpine Global Dynamic Dividend Fund[1]	5,130	51,351
Cohen & Steers Dividend Majors Fund, Inc.[1]	3,318	51,230
Guggenheim Equal Weight Enhanced Equity Income Fund[1,7]	2,721	51,209
First Trust Dividend and Income Fund[1]	5,852	51,088
Nuveen Tax-Advantaged Dividend Growth Fund[1]	3,339	51,087
Invesco Bond Fund[1]	2,810	51,086
Madison Strategic Sector Premium Fund[1]	4,155	50,608
Nuveen Equity Premium and Growth Fund[1]	3,570	50,587
New America High Income Fund, Inc.[1]	5,143	50,453
Source Capital, Inc.[1]	734	50,389
Nuveen Diversified Dividend & Income Fund[1]	4,301	50,322
Clough Global Equity Fund[1]	3,245	50,038
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	2,962	39,483
New Germany Fund, Inc.[1]	1,993	38,784
Boulder Total Return Fund, Inc.[1]	1,516	36,884
Morgan Stanley Emerging Markets Fund, Inc.[1]	2,381	36,310
Boulder Growth & Income Fund, Inc.[1]	4,445	36,138
RMR Real Estate Income Fund[1]	1,944	36,081
First Trust Aberdeen Emerging Opportunity Fund[1]	2,002	36,076
American Select Portfolio[1]	3,626	36,042
Lazard World Dividend & Income Fund, Inc.[1]	2,582	35,967
LMP Real Estate Income Fund, Inc.[1]	3,306	35,837
European Equity Fund, Inc.*,1	3,939	35,687
Western Asset Income Fund[1]	2,686	35,643
Fort Dearborn Income Securities, Inc.[1]	2,472	35,622
Transamerica Income Shares, Inc. — Class E1	1,704	35,343
Royce Focus Trust, Inc.[1]	4,439	35,246
BlackRock EcoSolutions Investment Trust[1]	4,332	34,873
Advent/Claymore Enhanced Growth & Income Fund[1,7]	3,411	34,724
Aberdeen Latin America Equity Fund, Inc.[1]	1,218	33,885
Mexico Equity & Income Fund, Inc.[1]	2,189	31,762
Aberdeen Greater China Fund, Inc.[1]	3,268	31,602
BlackRock Dividend Income Trust[1]	2,364	30,779
Delaware Investments Dividend & Income Fund, Inc.[1]	3,204	30,662
Gabelli Global Utility & Income Trust[1]	1,531	30,436
Montgomery Street Income Securities, Inc.[1]	1,875	30,169
Taiwan Fund, Inc.*,1	1,447	27,276
Aberdeen Singapore Fund, Inc.[1]	1,911	23,828
American Income Fund, Inc.[1]	3,103	23,521
Asia Pacific Fund, Inc.*,1	2,195	22,609
MFS Intermediate High Income Fund[1]	7,616	22,467
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	1,379	18,354
First Opportunity Fund, Inc.[1]	1,838	17,130
Liberty All Star Growth Fund, Inc.	2,752	15,384
Latin American Discovery Fund, Inc.[1]	195	2,514
Denali Fund, Inc.[1]	115	2,338
JPMorgan China Region Fund, Inc.[1]	159	2,263
Total Closed-End Funds
(Cost $15,580,293)		16,450,627
	Face Amount
REPURCHASE AGREEMENTS††,3 - 30.3%
HSBC Group issued 03/31/14 at 0.01% due 04/01/14	$19,902,773	19,902,773
RBC Capital Markets issued 03/31/14 at 0.02% due 04/01/14	8,398,281	8,398,281
Mizuho Financial Group, Inc. issued 03/31/14 at 0.01% due 04/01/14	5,679,205	5,679,205
Deutsche Bank issued 03/31/14 at 0.02% due 04/01/14	2,646,034	2,646,034
Total Repurchase Agreements
(Cost $36,626,293)		36,626,293

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.6%
Repurchase Agreements
BNP Paribas Securities Corp. issued 03/31/14 at 0.05% due 04/01/14	$356,160	$356,160
HSBC Securities, Inc. issued 03/31/14 at 0.05% due 04/01/14	317,804	317,804
Deutsche Bank Securities, Inc. issued 03/31/14 at 0.05% - 0.08% due 04/01/14	59,911	59,911
Total Securities Lending Collateral
(Cost $733,875)		733,875
Total Investments - 92.8%
(Cost $104,792,328)		$112,213,783
	Shares
COMMON STOCKS SOLD SHORT† - (35.2)%
Telecommunication Services - (0.1)%
Level 3 Communications, Inc.*	1,666	(65,207)
Utilities - (1.9)%
ONE Gas, Inc.*	535	(19,223)
PG&E Corp.	1,088	(47,002)
American Water Works Company, Inc.	1,088	(49,395)
Hawaiian Electric Industries, Inc.	3,160	(80,327)
Aqua America, Inc.	3,662	(91,807)
ITC Holdings Corp.	2,649	(98,940)
TECO Energy, Inc.	6,457	(110,738)
Consolidated Edison, Inc.	2,345	(125,809)
CenterPoint Energy, Inc.	5,506	(130,437)
NextEra Energy, Inc.	1,393	(133,199)
Questar Corp.	5,641	(134,142)
Dominion Resources, Inc.	1,993	(141,483)
Southern Co.	3,228	(141,838)
Pepco Holdings, Inc.	6,933	(141,988)
MDU Resources Group, Inc.	4,169	(143,038)
OGE Energy Corp.	3,908	(143,658)
FirstEnergy Corp.	4,316	(146,873)
Ameren Corp.	3,569	(147,043)
Calpine Corp.*	7,102	(148,503)
Exelon Corp.	4,486	(150,550)
Total Utilities		(2,325,993)
Materials - (1.9)%
Kronos Worldwide, Inc.	442	(7,373)
United States Steel Corp.	271	(7,482)
Domtar Corp.	170	(19,077)
Newmont Mining Corp.	952	(22,315)
Valspar Corp.	408	(29,425)
Air Products & Chemicals, Inc.	510	(60,710)
Alcoa, Inc.	5,165	(66,474)
AptarGroup, Inc.	1,257	(83,088)
Praxair, Inc.	1,020	(133,590)
FMC Corp.	1,767	(135,282)
Compass Minerals International, Inc.	1,666	(137,478)
Southern Copper Corp.	4,723	(137,487)
Cytec Industries, Inc.	1,427	(139,289)
MeadWestvaco Corp.	3,704	(139,419)
Huntsman Corp.	5,845	(142,735)
EI du Pont de Nemours & Co.	2,141	(143,661)
Ball Corp.	2,650	(145,246)
Royal Gold, Inc.	2,345	(146,844)
Tahoe Resources, Inc.*	7,476	(158,117)
Martin Marietta Materials, Inc.	3,829	(491,452)
Total Materials		(2,346,544)
Consumer Staples - (2.1)%
Philip Morris International, Inc.	680	(55,672)
Whole Foods Market, Inc.	1,122	(56,897)
Costco Wholesale Corp.	612	(68,348)
Avon Products, Inc.	6,042	(88,455)
Kraft Foods Group, Inc.	1,699	(95,314)
Bunge Ltd.	1,325	(105,351)
Wal-Mart Stores, Inc.	1,564	(119,537)
Estee Lauder Companies, Inc. — Class A	1,801	(120,450)
Fresh Market, Inc.*	3,738	(125,597)
Dean Foods Co.	8,240	(127,390)
Mead Johnson Nutrition Co. — Class A	1,564	(130,031)
Colgate-Palmolive Co.	2,062	(133,762)
Coca-Cola Co.	3,467	(134,034)
Monster Beverage Corp.*	1,937	(134,525)
Sysco Corp.	3,738	(135,054)
Mondelez International, Inc. — Class A	3,976	(137,371)
Kellogg Co.	2,242	(140,596)
Campbell Soup Co.	3,194	(143,347)
McCormick & Company, Inc.	2,005	(143,839)
Brown-Forman Corp. — Class B	1,648	(147,809)
WhiteWave Foods Co. — Class A*	5,539	(158,083)
Total Consumer Staples		(2,501,462)
Energy - (2.5)%
Gulfport Energy Corp.*	339	(24,130)
Diamond Offshore Drilling, Inc.	646	(31,499)
RPC, Inc.	1,767	(36,082)
Cheniere Energy, Inc.*	1,461	(80,866)
FMC Technologies, Inc.*	1,564	(81,782)
Laredo Petroleum, Inc.*	4,248	(109,853)
Range Resources Corp.	1,359	(112,756)
CVR Energy, Inc.	2,855	(120,624)
McDermott International, Inc.*	15,734	(123,040)
Peabody Energy Corp.	7,578	(123,825)
ONEOK, Inc.	2,141	(126,854)
Kosmos Energy Ltd.*	11,928	(131,208)
Williams Companies, Inc.	3,296	(133,752)
Dresser-Rand Group, Inc.*	2,311	(134,986)
Teekay Corp.	2,447	(137,620)
CONSOL Energy, Inc.	3,501	(139,864)
Devon Energy Corp.	2,174	(145,506)
Concho Resources, Inc.*	1,190	(145,775)
Cobalt International Energy, Inc.*	8,020	(146,926)
Ultra Petroleum Corp.*	5,539	(148,944)
Newfield Exploration Co.*	5,438	(170,536)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.2)% (continued)
Energy - (2.5)% (continued)
Energy XXI Bermuda Ltd.	25,318	$(596,745)
Total Energy		(3,003,173)
Health Care - (3.9)%
Alexion Pharmaceuticals, Inc.*	34	(5,172)
Bruker Corp.*	987	(22,494)
Alere, Inc.*	952	(32,701)
Agilent Technologies, Inc.	680	(38,026)
Incyte Corporation Ltd.*	714	(38,213)
Varian Medical Systems, Inc.*	476	(39,979)
Salix Pharmaceuticals Ltd.*	544	(56,364)
Tenet Healthcare Corp.*	1,632	(69,866)
Pharmacyclics, Inc.*	781	(78,272)
HCA Holdings, Inc.*	1,699	(89,198)
Medivation, Inc.*	1,564	(100,675)
Theravance, Inc.*	3,569	(110,425)
Vertex Pharmaceuticals, Inc.*	1,666	(117,820)
AmerisourceBergen Corp. — Class A	1,835	(120,358)
Cubist Pharmaceuticals, Inc.*	1,801	(131,743)
BioMarin Pharmaceutical, Inc.*	1,937	(132,123)
CR Bard, Inc.	917	(135,698)
Hologic, Inc.*	6,321	(135,902)
Endo International plc*	2,005	(137,643)
Merck & Company, Inc.	2,515	(142,777)
Allscripts Healthcare Solutions, Inc.*	8,020	(144,601)
Brookdale Senior Living, Inc. — Class A*	37,365	(1,252,101)
Actavis plc*	7,958	(1,638,154)
Total Health Care		(4,770,305)
Industrials - (4.0)%
Terex Corp.	68	(3,012)
Stericycle, Inc.*	68	(7,726)
Clean Harbors, Inc.*	237	(12,985)
Owens Corning	408	(17,613)
Cintas Corp.	339	(20,208)
CSX Corp.	714	(20,685)
Wabtec Corp.	339	(26,273)
United Technologies Corp.	238	(27,808)
Kennametal, Inc.	1,054	(46,692)
WESCO International, Inc.*	578	(48,101)
Delta Air Lines, Inc.	1,393	(48,267)
WW Grainger, Inc.	215	(54,322)
Joy Global, Inc.	1,020	(59,160)
General Dynamics Corp.	646	(70,362)
Emerson Electric Co.	1,122	(74,950)
Regal-Beloit Corp.	1,054	(76,636)
Avis Budget Group, Inc.*	1,598	(77,823)
IHS, Inc. — Class A*	646	(78,489)
MSC Industrial Direct Company, Inc. — Class A	1,020	(88,250)
Con-way, Inc.	2,242	(92,101)
Textron, Inc.	2,379	(93,471)
CH Robinson Worldwide, Inc.	1,903	(99,698)
J.B. Hunt Transport Services, Inc.	1,461	(105,075)
KBR, Inc.	4,111	(109,681)
Stanley Black & Decker, Inc.	1,461	(118,692)
Harsco Corp.	5,131	(120,219)
Verisk Analytics, Inc. — Class A*	2,005	(120,219)
Navistar International Corp.*	3,603	(122,034)
Triumph Group, Inc.	1,903	(122,896)
Armstrong World Industries, Inc.*	2,311	(123,061)
SPX Corp.	1,257	(123,576)
Covanta Holding Corp.	6,865	(123,913)
Nordson Corp.	1,767	(124,556)
Expeditors International of Washington, Inc.	3,160	(125,231)
United Parcel Service, Inc. — Class B	1,291	(125,718)
Kansas City Southern	1,257	(128,289)
United Continental Holdings, Inc.*	2,889	(128,936)
3M Co.	986	(133,761)
Donaldson Company, Inc.	3,160	(133,984)
Iron Mountain, Inc.	4,928	(135,865)
Rollins, Inc.	4,554	(137,714)
Landstar System, Inc.	2,334	(138,219)
IDEX Corp.	1,903	(138,710)
Copart, Inc.*	3,840	(139,738)
Xylem, Inc.	3,942	(143,568)
TransDigm Group, Inc.	781	(144,641)
Pall Corp.	1,632	(146,015)
Fastenal Co.	2,991	(147,516)
Chicago Bridge & Iron Company N.V.	1,767	(153,994)
WABCO Holdings, Inc.*	1,495	(157,812)
Total Industrials		(4,818,265)
Consumer Discretionary - (5.0)%
Delphi Automotive plc	68	(4,614)
Goodyear Tire & Rubber Co.	273	(7,133)
Dollar Tree, Inc.*	170	(8,871)
Hasbro, Inc.	339	(18,855)
McDonald's Corp.	238	(23,331)
Coach, Inc.	544	(27,015)
Ford Motor Co.	1,903	(29,687)
American Eagle Outfitters, Inc.	2,855	(34,945)
Garmin Ltd.	680	(37,577)
Netflix, Inc.*	136	(47,876)
L Brands, Inc.	849	(48,198)
Cabela's, Inc.*	747	(48,936)
Best Buy Company, Inc.	2,005	(52,952)
DreamWorks Animation SKG, Inc. — Class A*	2,277	(60,454)
Liberty Global plc*	1,632	(66,439)
Liberty Global plc — Class A*	1,632	(67,891)
DSW, Inc. — Class A	2,039	(73,119)
Wynn Resorts Ltd.	339	(75,309)
Carnival Corp.	2,481	(93,931)
Harman International Industries, Inc.	883	(93,951)
Groupon, Inc. — Class A*	12,642	(99,113)
Madison Square Garden Co. — Class A*	1,869	(106,122)
Family Dollar Stores, Inc.	1,869	(108,420)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.2)% (continued)
Consumer Discretionary - (5.0)% (continued)
Clear Channel Outdoor Holdings, Inc. — Class A	12,099	$(110,222)
Morningstar, Inc.	1,529	(120,822)
DR Horton, Inc.	5,709	(123,600)
Choice Hotels International, Inc.	2,752	(126,592)
Chico's FAS, Inc.	8,020	(128,561)
Toll Brothers, Inc.*	3,603	(129,348)
Cinemark Holdings, Inc.	4,520	(131,125)
Ross Stores, Inc.	1,835	(131,293)
Panera Bread Co. — Class A*	747	(131,823)
Lennar Corp. — Class A	3,330	(131,934)
Yum! Brands, Inc.	1,767	(133,215)
PVH Corp.	1,088	(135,750)
Tempur Sealy International, Inc.*	2,684	(135,998)
CarMax, Inc.*	2,923	(136,796)
Cablevision Systems Corp. — Class A	8,122	(137,018)
Allison Transmission Holdings, Inc.	4,621	(138,353)
Apollo Education Group, Inc. — Class A*	4,079	(139,665)
Dick's Sporting Goods, Inc.	2,583	(141,058)
Expedia, Inc.	2,005	(145,363)
Advance Auto Parts, Inc.	1,156	(146,234)
O'Reilly Automotive, Inc.*	986	(146,313)
Marriott International, Inc. — Class A	2,637	(147,725)
DISH Network Corp. — Class A*	2,379	(147,998)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,598	(155,773)
Signet Jewelers Ltd.	1,632	(172,764)
Comcast Corp. — Class A	26,487	(1,324,879)
Total Consumer Discretionary		(5,984,961)
Information Technology - (5.1)%
Red Hat, Inc.*	136	(7,205)
Citrix Systems, Inc.*	170	(9,763)
International Business Machines Corp.	68	(13,089)
Teradyne, Inc.*	714	(14,201)
EchoStar Corp. — Class A*	339	(16,123)
Western Union Co.	1,529	(25,014)
Pandora Media, Inc.*	1,156	(35,050)
Linear Technology Corp.	815	(39,682)
Broadcom Corp. — Class A	1,325	(41,711)
Informatica Corp.*	1,156	(43,674)
Trimble Navigation Ltd.*	1,223	(47,538)
Gartner, Inc.*	747	(51,872)
3D Systems Corp.*	1,156	(68,377)
NetSuite, Inc.*	781	(74,062)
Rackspace Hosting, Inc.*	2,311	(75,847)
NCR Corp.*	2,957	(108,078)
Stratasys Ltd.*	1,088	(115,426)
TIBCO Software, Inc.*	5,709	(116,007)
Concur Technologies, Inc.*	1,190	(117,893)
National Instruments Corp.	4,248	(121,875)
Visa, Inc. — Class A	578	(124,767)
Solera Holdings, Inc.	1,971	(124,843)
Nuance Communications, Inc.*	7,341	(126,045)
Automatic Data Processing, Inc.	1,632	(126,088)
Paychex, Inc.	3,059	(130,313)
F5 Networks, Inc.*	1,223	(130,408)
Equinix, Inc.*	714	(131,976)
Atmel Corp.*	15,972	(133,526)
Fortinet, Inc.*	6,151	(135,507)
Compuware Corp.	13,118	(137,739)
Fairchild Semiconductor International, Inc. — Class A*	10,229	(141,058)
Zynga, Inc. — Class A*	32,963	(141,741)
Altera Corp.	3,976	(144,090)
Adobe Systems, Inc.*	2,242	(147,389)
ON Semiconductor Corp.*	15,700	(147,580)
Polycom, Inc.*	10,874	(149,191)
Palo Alto Networks, Inc.*	2,208	(151,469)
VMware, Inc. — Class A*	1,427	(154,145)
VeriFone Systems, Inc.*	4,621	(156,282)
Diebold, Inc.	3,942	(157,246)
Booz Allen Hamilton Holding Corp.	7,443	(163,746)
Freescale Semiconductor Ltd.*	7,510	(183,319)
Applied Materials, Inc.	43,739	(893,150)
TriQuint Semiconductor, Inc.*	78,647	(1,053,084)
Total Information Technology		(6,227,189)
Financials - (8.7)%
Health Care REIT, Inc.	68	(4,053)
Equity Residential	102	(5,915)
Chubb Corp.	68	(6,072)
St. Joe Co.*	747	(14,380)
IntercontinentalExchange Group, Inc.	102	(20,179)
Crown Castle International Corp.	305	(22,503)
Principal Financial Group, Inc.	510	(23,455)
Aflac, Inc.	374	(23,577)
Prudential Financial, Inc.	374	(31,659)
T. Rowe Price Group, Inc.	442	(36,399)
Kilroy Realty Corp.	781	(45,751)
Realogy Holdings Corp.*	1,291	(56,094)
Interactive Brokers Group, Inc. — Class A	2,650	(57,426)
Comerica, Inc.	1,190	(61,642)
CNA Financial Corp.	1,869	(79,844)
BB&T Corp.	2,005	(80,541)
Legg Mason, Inc.	1,699	(83,319)
MetLife, Inc.	1,767	(93,298)
American Tower Corp. — Class A	1,223	(100,127)
Alexandria Real Estate Equities, Inc.	1,461	(106,010)
Mack-Cali Realty Corp.	5,233	(108,794)
BankUnited, Inc.	3,194	(111,055)
E*TRADE Financial Corp.*	5,030	(115,791)
Realty Income Corp.	2,855	(116,655)
White Mountains Insurance Group Ltd.	204	(122,380)
Arthur J Gallagher & Co.	2,583	(122,899)
American Campus Communities, Inc.	3,296	(123,106)
CME Group, Inc. — Class A	1,666	(123,301)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.2)% (continued)
Financials - (8.7)% (continued)
Brown & Brown, Inc.	4,021	$(123,686)
Mercury General Corp.	2,752	(124,060)
Lazard Ltd. — Class A	2,650	(124,789)
ProAssurance Corp.	2,889	(128,647)
Piedmont Office Realty Trust, Inc. — Class A	7,510	(128,797)
Validus Holdings Ltd.	3,432	(129,421)
AvalonBay Communities, Inc.	986	(129,482)
McGraw Hill Financial, Inc.	1,699	(129,634)
Eaton Vance Corp.	3,398	(129,668)
Loews Corp.	2,957	(130,256)
SL Green Realty Corp.	1,325	(133,321)
MSCI, Inc. — Class A*	3,100	(133,361)
Commerce Bancshares, Inc.	2,932	(136,103)
Signature Bank*	1,088	(136,642)
Liberty Property Trust	3,704	(136,900)
Jones Lang LaSalle, Inc.	1,156	(136,986)
Cullen/Frost Bankers, Inc.	1,767	(136,996)
American Express Co.	1,529	(137,656)
Bank of Hawaii Corp.	2,277	(138,009)
Hartford Financial Services Group, Inc.	4,010	(141,433)
Forest City Enterprises, Inc. — Class A*	7,409	(141,512)
Markel Corp.*	238	(141,872)
Marsh & McLennan Companies, Inc.	2,889	(142,428)
Northern Trust Corp.	2,174	(142,527)
Mid-America Apartment Communities, Inc.	2,107	(143,845)
Prologis, Inc.	3,569	(145,722)
Bank of New York Mellon Corp.	4,145	(146,277)
Howard Hughes Corp.*	1,054	(150,416)
Duke Realty Corp.	9,005	(152,004)
Essex Property Trust, Inc.	2,791	(474,610)
KKR & Company, LP	46,753	(1,067,838)
Umpqua Holdings Corp.	79,280	(1,477,780)
M&T Bank Corp.	13,931	(1,689,823)
Total Financials		(10,558,726)
Total Common Stock Sold Short
(Proceeds $38,654,353)		(42,601,825)
EXCHANGE TRADED FUNDS SOLD SHORT† - (11.1)%
iShares MSCI EAFE ETF	784	(52,661)
iShares MSCI Australia ETF	2,097	(54,249)
iShares MSCI Mexico Capped ETF	1,035	(66,188)
Market Vectors Gold Miners ETF	3,032	(71,555)
iShares MSCI Sweden ETF	2,077	(76,018)
iShares MSCI Singapore ETF	6,213	(81,142)
iShares MSCI Hong Kong ETF	4,452	(88,016)
iShares MSCI Taiwan ETF	7,506	(107,936)
iShares China Large-Capital ETF	3,121	(111,669)
iShares MSCI Malaysia ETF	7,340	(114,871)
iShares MSCI Japan ETF	12,719	(144,106)
iShares MSCI Brazil Capped ETF	3,469	(156,174)
iShares MSCI United Kingdom ETF	7,643	(157,369)
iShares MSCI South Korea Capped ETF	2,593	(159,470)
iShares MSCI Germany ETF	5,585	(175,090)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,660	(194,170)
iShares MSCI Emerging Markets ETF	5,645	(231,389)
SPDR S&P Insurance ETF	3,915	(243,591)
iShares MSCI Canada ETF	8,703	(257,174)
Powershares QQQ Trust Series 1	2,952	(258,831)
iShares 20+ Year Treasury Bond ETF	3,371	(367,776)
iShares MSCI Switzerland Capped ETF	12,133	(416,647)
iShares Core Total US Bond Market ETF	4,498	(485,559)
iShares TIPS Bond ETF	4,489	(503,217)
iShares 7-10 Year Treasury Bond ETF	5,154	(524,316)
iShares Russell 1000 Value ETF	7,196	(694,414)
iShares US Real Estate ETF	11,369	(769,341)
iShares Russell 2000 ETF	6,851	(797,046)
SPDR Barclays High Yield Bond ETF	46,701	(1,929,219)
SPDR S&P 500 ETF Trust	22,124	(4,138,074)
Total Exchange Traded Funds Sold Short
(Proceeds $12,405,661)		(13,427,278)
Total Securities Sold Short- (46.3)%
(Proceeds $51,060,014)		$(56,029,103)
Other Assets & Liabilities, net - 53.5%		64,742,419
Total Net Assets - 100.0%		$120,927,099

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $8,860,150)	215	$1,569,875
July 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $5,548,063)	145	1,027,269
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $9,571,740)	174	606,298
May 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $1,328,625)	20	248,071
May 2014 Soybean Futures Contracts (Aggregate Value of Contracts $2,266,100)	31	219,884

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $5,231,485)	131	$171,549
December 2014 Cocoa Futures Contracts (Aggregate Value of Contracts $1,752,890)	59	129,304
May 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $762,768)	8	28,004
May 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $372,200)	8	19,774
September 2014 Corn Futures Contracts (Aggregate Value of Contracts $426,275)	17	13,626
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $5,156,925)	87	7,922
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $697,500)	20	4,052
May 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $745,110)	17	(3,961)
October 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $5,811,187)	52	(24,147)
April 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,918,800)	97	(74,815)
(Total Aggregate Value of Contracts $52,449,818)		$3,942,705
EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $18,924,675)	203	$202,343
April 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $780,650)	25	20,314
April 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $283,999)	2	8,278
April 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $334,119)	3	7,381
June 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $295,953)	5	4,542
June 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $491,310)	6	1,430
April 2014 Mini-Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $57,147)	2	1,102
June 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $500,440)	4	130
June 2014 DAX Index Futures Contracts†† (Aggregate Value of Contracts $330,216)	1	101
June 2014 Nikkei 225 Mini Futures Contracts†† (Aggregate Value of Contracts $100,441)	7	(439)
June 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $286,860)	4	(9,527)
(Total Aggregate Value of Contracts $22,385,810)		$235,655
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 British Pound Futures Contracts (Aggregate Value of Contracts $4,477,913)	43	$10,582
June 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $2,122,313)	15	(14,413)
June 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $4,649,063)	27	(34,325)
(Total Aggregate Value of Contracts $11,249,289)		$(38,156)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $32,110,000)	260	$(203,512)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $105,609,563)	481	$142,080
June 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,665,563)	14	8,151
(Total Aggregate Value of Contracts $107,275,126)		$150,231
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $8,987,440)	77	$134,925
June 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $254,770)	4	(21,740)
June 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $8,791,040)	64	(28,213)
(Total Aggregate Value of Contracts $18,033,250)		$84,972
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $184,480)	2	$(3,138)
June 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $3,149,900)	26	(3,490)
June 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $4,605,300)	51	(25,142)
(Total Aggregate Value of Contracts $7,939,680)		$(31,770)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,863,160)	84	$83,429
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $5,621,400)	144	26,161
May 2014 Silver Futures Contracts (Aggregate Value of Contracts $593,550)	6	24,957
July 2014 Soybean Oil Futures Contracts (Aggregate Value of Contracts $1,240,218)	51	12,190
June 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $641,750)	5	5,596
May 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $875,011)	17	(230)
May 2014 Copper Futures Contracts (Aggregate Value of Contracts $2,044,575)	27	(19,728)
June 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $5,730,917)	47	(23,216)
May 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,812,303)	41	(27,837)
October 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $5,166,150)	93	(228,176)
July 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $5,398,640)	116	(612,865)
July 2014 Soybean Futures Contracts (Aggregate Value of Contracts $5,356,875)	75	(646,189)
June 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $6,007,380)	118	(1,285,482)
(Total Aggregate Value of Contracts $44,351,929)		$(2,691,390)

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2014 Goldman Sachs Multi-Hedge Strategies S Index Swap, Terminating 04/10/14[5] (Notional Value $3,769,230)	31,986	$12,209

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2014 Goldman Sachs Multi- Hedge Strategies L Index Swap, Terminating 04/10/14[6] (Notional Value $11,686,722)	93,505	$(450,206)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$1,850,000	$2,024,568	$(154,589)	$(19,979)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2014.
[2]	All or portion of this security is on loan at March 31, 2014 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.
[6]	Total return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[7]	Investment in a product that pays a management fee to a party related to the advisor.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$–	$193,900	$19,789,367	$–	$–	$19,983,267
Managed Futures Strategy Fund	118,749,816	4,860,186	96,817,398	2,891,439	13,420,399	236,739,238
Multi-Hedge Strategies Fund	74,853,615	4,717,786	37,360,168	33,743	–	116,965,312
Liabilities
Commodities Strategy Fund	$–	$17,091	$–	$–	$–	$17,091
Managed Futures Strategy Fund	–	4,570,921	–	1,744,848	–	6,315,769
Multi-Hedge Strategies Fund	56,029,103	3,268,406	–	492,364	–	59,789,873

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/14	Valuation Technique	Unobservable Inputs
	Investments, at value
Managed Futures Strategy Fund	Collateralized Mortgage Obligation	$6,996,859	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote
	Asset-Backed Securities	6,423,540	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2014, Managed Futures Strategy Fund had securities with a total value of $14,243,342 transfer from Level 2 to Level 3 and the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the tables below for changes to and from Level 2 and Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs

Total
Managed Futures Strategy Fund
Assets:
Beginning Balance	$-
Sales	(834,969)
Total change in unrealized gains or losses included in earnings	12,026
Transfers in Level 3	14,243,342
Transfers out of Level 3	-
Ending Balance	$13,420,399

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.01%			0.00%
Due 04/01/14	$519,000,000	$519,000,144	11/15/39 - 5/15/40	$1,347,115,400	$529,380,006

RBC Capital Markets			U.S. TIP Notes
0.02%			0.13% - 2.50%
Due 04/01/14	219,000,000	219,000,091	07/15/16 - 07/15/22	156,009,700	175,640,035
			U.S. Treasury Strips
			0.00%
			11/15/26 - 02/15/36	81,000,000	47,740,000

Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			1.25% - 7.88%
Due 04/01/14	171,940,340	171,940,388	08/15/15 - 02/15/21	137,725,900	151,057,202
			U.S. Treasury Bills
			1.25% - 7.88%
			08/15/15 - 02/15/21	24,346,900	24,321,966

Deutsche Bank			U.S. Treasury Note
0.02%			0.88%
Due 04/01/14	69,000,000	69,000,038	09/15/16	70,039,600	70,380,047

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$721,475	$733,875

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.			U.S. TIP Bond
0.05%			0.75%
Due 04/01/14	$356,160	$356,160	02/15/42	$400,824	$363,273
HSBC Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 04/01/14	317,804	317,804	07/15/14 - 01/15/30	400,991	324,151
Deutsche Bank Securities, Inc.			U.S. Treasury Note/Bond
0.05% - 0.08%			1.75% - 8.75%
Due 04/01/14	59,911	59,911	05/15/17 - 05/15/23	57,810	55,520
			Fannie Mae Strip
			0.00%
			05/15/30	10,761	5,591

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Commodities Strategy Fund	x	x
Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Rydex Series Funds

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date May 23, 2014

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date May 23, 2014

* Print the name and title of each signing officer under his or her signature.